Pension and Other Postretirement Benefits	3 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
14. Pension and Other Postretirement Benefits ("OPEB")

	For the Three Months Ended
	March 31, 2016			March 31, 2015
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Net periodic pension and OPEB cost:
Service cost - benefits earned during the year	$1.8	$0.6	$2.4	$2.6	$0.5	$3.1
Interest cost on projected benefit obligation	31.9	1.3	33.2	34.4	1.5	35.9
Expected return on plan assets	(39.5)	—	(39.5)	(44.1)	—	(44.1)
Amortization of prior service cost (benefit)	0.2	—	0.2	0.2	(0.1)	0.1
Amortization of net actuarial loss (gain)	7.7	—	7.7	11.2	—	11.2
Curtailment (gain) loss	—	—	—	(1.0)	—	(1.0)
Less: expected participant contributions	(0.1)	—	(0.1)	(0.2)	—	(0.2)
Net periodic pension and OPEB cost	$2.0	$1.9	$3.9	$3.1	$1.9	$5.0

During the three months ended March 31, 2016, employer contributions to the defined benefit pension plans were $6.7 million. Total 2016 employer contributions to the defined benefit plans are expected to be approximately $10 million, based on foreign exchange rates as of March 31, 2016. MillerCoors, BRI and BDL contributions to their defined benefit pension plans are not included above, as they are not consolidated in our financial statements